NOTE 13 - EARNINGS PER SHARE	12 Months Ended
Jun. 30, 2018
Notes
NOTE 13 - EARNINGS PER SHARE

NOTE 13 - EARNINGS PER SHARE

For the year ended June 30, 2018, the effect of potential shares of common stock from the unexercised warrants and options was dilutive since the exercise prices for the warrants and options were lower than the average market price. As a result, a total of 9,280 unexercised warrants and options are dilutive, and were included in the computation of diluted earnings per share.

For the year ended June 30, 2016 and 2015, basic average shares outstanding and diluted average shares outstanding were the same because there were no warrant and options outstanding.

The following table presents a reconciliation of basic and diluted net income per share:

	For the years ended June 30,
	2018	2017	2016
Net income attributable to common stockholders	$4,603,708	$4,945,764	$3,483,441
Weighted average number of common shares outstanding - Basic	20,800,670	15,000,000	15,000,000
Dilutive securities -unexercised warrants and options	9,280	-	-
Weighted average number of common shares outstanding – diluted	20,809,950	15,000,000	15,000,000

Earnings per share - Basic	$0.22	$0.33	$0.23
Earnings per share – Diluted	$0.22	$0.33	$0.23